Capital structure and financial items - Borrowings - Reconciliation of liabilities arising from financing activities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions	kr 978	kr 640
Disposals	0	(57)
Exchange rates	(295)	71
Other	(9)	12
Borrowings, Beginning of the year	4,483	4,503
Borrowings, Cash flows	5,199	(686)
Borrowings, End of the year	10,356	4,483
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	3,824	3,988
Cash flows	(950)	(822)
Additions	978	640
Disposals	0	(57)
Exchange rates	(171)	63
Other	(9)	12
Liabilities arising from financing activities at end of period	3,672	3,824
Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0
Cash flows	5,582
Additions	0
Disposals	0
Exchange rates	(5)
Other	0
Liabilities arising from financing activities at end of period	5,577	0
Bank overdrafts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	595	506
Cash flows	100	81
Additions	0	0
Disposals	0	0
Exchange rates	(119)	8
Other	0	0
Liabilities arising from financing activities at end of period	576	595
Liabilities Arising From Financing Activities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	4,419	4,494
Cash flows	4,732	(741)
Additions	978	640
Disposals	0	(57)
Exchange rates	(295)	71
Other	(9)	12
Liabilities arising from financing activities at end of period	9,825	4,419
Bank Overdrafts, Liabilities Not Arising From Financing Activities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, Beginning of the year	64	9
Bank overdrafts, cash flows	467	55
Borrowings, End of the year	kr 531	kr 64